Business Combination (FY) (Details) - USD ($)	Nov. 01, 2017	Aug. 31, 2015
Business Combinations [Abstract]
Shares of SMBK common stock issued to Capstone shareholders as of November 1, 2017	$ 2,908,094
Market price of SMBK common stock on November 1, 2017	$ 23.49
Estimated fair value of SMBK common stock issued	$ 68,311,000
Estimated fair value of Capstone stock options	1,585,000
Total consideration in cash	15,826,000
Total consideration	85,722,000
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	16,810,000
Investment securities available for sale	51,638,000
Restricted investments	1,049,000
Loans	413,023,000
Premises and equipment	8,668,000
Bank owned life insurance	10,031,000
Core deposit intangible	5,530,000
Other real estate owned	410,000
Prepaid and other assets	6,360,000
Deposits	(454,154,000)
FHLB advances and other borrowings	(4,887,000)
Payables and other liabilities	(6,803,000)
Total fair value of net assets acquired	47,675,000
Goodwill	$ 38,047,000	$ 42,873,689